Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2018
Voyage Expenses and Vessel Operating Expenses [Abstract]
Voyage Expenses and Vessel Operating Expenses

10. Voyage Expenses and Vessel Operating Expenses

Voyage expenses and vessel operating expenses consist of the following:

	For the years ended December 31,
	2018	2017	2016
Voyage expenses:
Commissions	$ 5,561	$4,440	$4,816
Bunkers	25,407	4,726	2,601
Port expenses	12,360	3,593	892
Other	2,987	2,406	1,971

Total	$ 46,315	$15,165	$10,280

Vessel operating expenses:
Crew costs and related costs	$ 49,526	$43,699	$37,342
Insurance expense	5,144	5,035	5,772
Spares, repairs, maintenance and other expenses	16,858	12,731	11,688
Stores and lubricants	9,584	7,937	8,203
Management fees (Note 4)	12,624	11,491	10,661
Vetting, insurances, spares and repairs (Note 4)	41	138	205
Other operating expenses	5,277	5,114	3,632

Total	$ 99,054	$86,145	$77,503